Stockholders’ Equity (Details) - USD ($)													1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 20, 2024	Jul. 17, 2024	May 28, 2024	Mar. 13, 2024	Mar. 07, 2024	Mar. 05, 2024	Mar. 20, 2023	Mar. 06, 2023	Mar. 06, 2023	Feb. 17, 2023	Feb. 14, 2023	Mar. 30, 2022	Feb. 17, 2023	Feb. 14, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2023	Jan. 31, 2022
Stockholders' Equity [Line Items]
Preferred stock, shares authorized															5,000,000						5,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)															$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Subscriptions receivable (in Dollars)																										$ 37,500
Cancelled common stock shares																						105,931
Common stock exercise price (in Dollars per share)						$ 6
Gross proceeds (in Dollars)	$ 3,242,374
Net proceeds (in Dollars)	$ 2,834,843
Deferred offering costs (in Dollars)																								$ 202,599
Warrants issued	1,256,734														94,255						94,255
Warrants exercisable per share (in Dollars per share)	$ 2.58														$ 3.225						$ 3.225
Expire date																					Feb. 14, 2028
Shares reserved												208,333
Aggregate stock options shares		7,000	12,501					5,000	5,000		33,333			33,333
Stock options, expiration term																					Feb. 14, 2033		Feb. 14, 2033
Stock options, description																					The options vest as to (i) 28,333 of such options on February 14, 2023; and (ii) the remaining 5,000 options vest quarterly (417 each quarter) beginning on May 14, 2023 and each quarter thereafter through February 14, 2026.		The options vest as to (i) 28,333 of such options on February 14, 2023; and (ii) the remaining 5,000 options vest quarterly (417 each quarter) beginning on May 14, 2023 and each quarter thereafter through February 14, 2026.
Stock options valued (in Dollars)			$ 46,124					$ 33,972	$ 33,972		$ 1,023,290			$ 1,023,290
Stock-based compensation (in Dollars)																					$ 84,190	$ 914,426	$ 936,354
Balance remains future vesting periods (in Dollars)																					$ 131,258		$ 120,908
Weighted average period																					1 year 2 months 8 days		2 years 1 month 6 days
Aggregate intrinsic value (in Dollars)															$ 0						$ 0		$ 0
Purchase of common stock (in Dollars)																						$ 49,710
Average price per shares (in Dollars per share)																						$ 0.469
Sales of common stock (in Dollars)				$ 601,560
Sale of pre-funded warrants (in Dollars)																					2,897,924
Net proceed from common stock (in Dollars)																					$ 159,060	5,958,470	5,958,470
Percentage of gross proceeds cash fee																					7.50%
Percentage of management fee expense																					1.00%
Agent warrants (in Dollars)	$ 297,500
Percentage of wainwright fee expense																					7.50%
Percentage of common stock underlying warrant that were exercised																					7.50%
Agent fees (in Dollars)	376,552
Offering expenses (in Dollars)	$ 30,979
Exercise price (in Dollars per share)	$ 5.5
Clearing fees (in Dollars)																					$ 15,950
Percentage of common stock																					7.50%
Percentage of exercise price																					125.00%
Placement Agent Warrants															978,000						978,000
Net proceeds (in Dollars)															$ 417						$ 521
Percentage of shares outstanding												5.00%
Shares of stock options						6,249
Amount of aggregate fair value (in Dollars)						$ 33,880
Amount of annual cash fee proceed (in Dollars)					$ 40,000
Exercise price per share (in Dollars per share)			$ 3.82
Option vested percentage			25.00%
Grant date fair value of stock option (in Dollars)		$ 14,536
Stock-based expenses related to stock options (in Dollars)															$ 34,949	$ 33,435	$ 15,806	$ 21,927	$ 21,927	$ 870,572			$ 936,354
Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued																							11,245
Warrants exercisable per share (in Dollars per share)																							$ 54.78
Series A Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued															2,513,468						2,513,468
Warrant expire term																					five and one-half years
Series B Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued															1,256,734						1,256,734
Warrant expire term																					twenty-four months
Common Warrants [Member]
Stockholders' Equity [Line Items]
Net proceeds (in Dollars)	$ 2,834,843
Warrants issued															278,734						278,734
Warrants exercisable per share (in Dollars per share)															$ 2.58						$ 2.58
Pre-Funded Warrants [Member]
Stockholders' Equity [Line Items]
Warrants exercisable per share (in Dollars per share)															$ 0.001						$ 0.001
Sale of pre-funded warrants (in Dollars)				$ 2,897,924
Agent warrants (in Dollars)															$ 32,424						$ 32,424
Placement Agent Warrants															978,000						978,000
Common shares issued for warrant exercise															417,000	103,367
Net proceeds (in Dollars)																$ 104
Warrant [Member]
Stockholders' Equity [Line Items]
Warrants issued															978,000						978,000
Warrants exercisable per share (in Dollars per share)																	$ 5.5
Percentage of management fee expense																					1.00%
Agent warrants (in Dollars)															$ 243,178						$ 243,178
Placement Agent Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued				47,128											47,128						47,128
Warrants exercisable per share (in Dollars per share)															$ 6.9625						$ 6.9625
New Warrant [Member]
Stockholders' Equity [Line Items]
Warrants issued	2,513,468
Previously Reported [Member]
Stockholders' Equity [Line Items]
Deferred offering costs (in Dollars)																								202,599
Black-Scholes option [Member]
Stockholders' Equity [Line Items]
Dividend yield																							0.00%
Stock Options [Member]
Stockholders' Equity [Line Items]
Aggregate stock options shares																					25,750
Weighted average period
Stock-based expenses related to stock options (in Dollars)																					$ 84,190	$ 914,426
Stock Options [Member] | Previously Reported [Member]
Stockholders' Equity [Line Items]
Aggregate stock options shares																							38,333
Weighted average period
Minimum [Member]
Stockholders' Equity [Line Items]
Volatilities rate																							68.80%
Risk-free interest rates																							3.95%
Holding period																							3 years
Percentage of outstanding common stock after exercise																					4.99%
Maximum [Member]
Stockholders' Equity [Line Items]
Volatilities rate																							71.60%
Risk-free interest rates																							4.00%
Holding period																							6 years
Percentage of outstanding common stock after exercise																					9.99%
Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock exercise price (in Dollars per share)								$ 49.8	$ 49.8		$ 49.8			$ 49.8
Warrants issued	1,256,734
Sale of common stock (in Dollars)				$ 601,560
Net proceed from common stock (in Dollars)				159,060
Common shares issued for warrant exercise															417,000	103,367
Stock-based expenses related to stock options (in Dollars)
Common Stock [Member] | Series A Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued	94,255														1,256,734						1,256,734
Common Stock [Member] | Warrant [Member]
Stockholders' Equity [Line Items]
Warrants issued															978,000						978,000
2023 Stock Repurchase Plan [Member]
Stockholders' Equity [Line Items]
Purchase of common stock (in Dollars)							$ 500,000																$ 99,736
Cancelled common stock shares																	6,846						20,349
Common stock, price per share (in Dollars)																							$ 4.9
Purchase of common stock (in Dollars)							$ 500,000										$ 19,602
Average price per shares (in Dollars per share)																	$ 2.86
Two Zero Two Two Equity Incentive Plan [Member]
Stockholders' Equity [Line Items]
Exercise price per share (in Dollars per share)		$ 2.15
Stock Options [Member]
Stockholders' Equity [Line Items]
Shares of stock options						2,083
H C Wainwright and Co LLC [Member]
Stockholders' Equity [Line Items]
Agent fees (in Dollars)																					$ 85,000
Medical Advisory Board [Member]
Stockholders' Equity [Line Items]
Shares of stock options					4,167
Stock Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued	1,256,734
Common Class B [Member]
Stockholders' Equity [Line Items]
Exercise price (in Dollars per share)															$ 2.33						$ 2.33
Series B Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued	1,256,734
Minimum [Member]
Stockholders' Equity [Line Items]
Shares reserved												95,304
Maximum [Member]
Stockholders' Equity [Line Items]
Shares reserved												303,637
IPO [Member]
Stockholders' Equity [Line Items]
Common stock issued										140,563			140,563
Common stock exercise price (in Dollars per share)													$ 49.8
Gross proceeds (in Dollars)										$ 7,000,000			$ 7,000,000
Net proceeds (in Dollars)										5,958,470			5,958,470
Net offering expenses (in Dollars)										$ 1,041,530			$ 1,041,530
Deferred offering costs (in Dollars)																								202,599
Warrants issued															11,245						11,245		11,245
Warrants exercisable per share (in Dollars per share)															$ 54.78						$ 54.78		$ 54.78
Expire date																					Feb. 14, 2028		Feb. 14, 2028
Fair value of these warrant (in Dollars)																					$ 3,657,258		$ 3,657,258
Dividend yield																					0.00%		0.00%
Volatilities rate																					69.80%		69.80%
Risk-free interest rates																					4.03%		4.03%
Holding period																					5 years		5 years
Common stock exercise price (in Dollars per share)										$ 49.8			$ 49.8
Net proceed from common stock (in Dollars)													$ 5,958,470
IPO [Member] | Previously Reported [Member]
Stockholders' Equity [Line Items]
Deferred offering costs (in Dollars)																								$ 202,559
Private Placement [Member]
Stockholders' Equity [Line Items]
Gross proceeds (in Dollars)				3,499,484
Net proceeds (in Dollars)				3,056,984
Net offering expenses (in Dollars)				$ 382,500
Common shares issued for cash				108,000
legal fees (in Dollars)				$ 60,000
Percentage of gross proceeds cash fee																					7.50%
Percentage of management fee expense																					1.00%
Agent warrants (in Dollars)															$ 318,900						$ 318,900
Private Placement [Member] | Series A Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued				628,367
Private Placement [Member] | Series B Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued				628,367
Private Placement [Member] | Common Warrants [Member]
Stockholders' Equity [Line Items]
Gross proceeds (in Dollars)				$ 601,560
Warrants exercisable per share (in Dollars per share)				$ 5.57
Private Placement [Member] | Pre-Funded Warrants [Member]
Stockholders' Equity [Line Items]
Gross proceeds (in Dollars)				$ 2,897,924
Warrants issued				520,367
Warrants exercisable per share (in Dollars per share)				$ 5.569
Stock Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued				1,256,734																					11,245
Agent warrants (in Dollars)	$ 5,460,000
Stock Warrants [Member] | Warrants [Member]
Stockholders' Equity [Line Items]
Warrants exercisable per share (in Dollars per share)															$ 54.78						$ 54.78
Stock Warrants [Member] | Series A Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued				628,367
Stock Warrants [Member] | Series B Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued				628,367
Stock Warrants [Member] | Pre-Funded Warrants [Member]
Stockholders' Equity [Line Items]
Warrants issued				520,367